Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of Class A ordinary shares subject to possible redemption reflected on the condensed balance sheet

Gross Proceeds for initial public offering and over-allotment	$414,000,000
Less:	—
Offering costs allocated to Class A shares subject to possible redemption	(22,524,192)
Proceeds allocated to Public Warrants at issuance	(19,458,000)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption amount	41,982,192

Class A ordinary shares subject to possible redemption	$414,000,000

Gross Proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(19,458,000)
Class A ordinary shares issuance costs	(22,524,192)
Plus:
Accretion of carrying value to redemption value	41,982,192
Class A ordinary shares subject to possible redemption	$414,000,000